LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
LEASES
2021	¥ 243,857
2022	197,984
2023	142,412
2024	71,696
2025	22,277
2026 and thereafter	8,467
Total lease payments	686,693
Less: imputed interest	81,359
Total	605,334
Less: current portion	199,083	¥ 241,710		$ 30,511
Non-current portion	406,251	508,810		$ 62,261
Gross rental expenses incurred under operating leases	284,745	311,862	¥ 262,440
Sublease rental income	¥ 971	¥ 1,587	¥ 1,533